Investment Strategy - Invesco India ETF	Feb. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, FTSE International Limited (the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is a modified-market capitalization-weighted index of equity securities that are traded on the National Stock Exchange of India Limited (“NSE”). The Index Provider screens each constituent of the FTSE India Index to identify those securities that exhibit relatively high yield and high quality pursuant to the Underlying Index methodology. Eligible securities ranked in the top 90% based on a company’s trailing 12-month dividend yield are included in the Underlying Index. The Index Provider also calculates each security’s quality score by evaluating each security’s: (i) profitability, which is calculated using a company’s return on assets, change in asset turnover, and accruals; and (ii) leverage, which is calculated as the ratio of operating cash flow to total debt. Eligible securities ranked in the top 90% by quality are included in the Underlying Index.
As of December 31, 2024, the Underlying Index was comprised of 200 constituents that ranged in market capitalization from $1.7 billion to $192.2 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.